Investment Strategy - Park Edge Adaptive Risk ETF	Oct. 20, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is capital appreciation. The Fund seeks to achieve its investment objective through a systematic, risk-managed, multi-asset investment approach designed to adapt to changing market environments. The Fund utilizes a rules-based framework that dynamically allocates among asset classes based on quantitative assessments of macroeconomic conditions, market trends, and risk characteristics. In implementing this framework, the Fund incorporates signals derived from a third-party’s macro risk management research process, including signals designed to assess prevailing market regimes, macroeconomic conditions, asset-class momentum, volatility-adjusted trends, positioning, and liquidity conditions (the “Third Party’s Signals”). The Third Party is an independent research boutique focused on delivering systematic macro risk management insights to institutional investors, corporations, financial advisors, and sophisticated retail investors. The Third Party is not an investment adviser or sub-adviser to the Fund. The Third Party’s Signals are intended to provide risk management signals and data-driven insights across major asset classes and to support capital allocation decisions in changing macro-market environments. Upon launch, the Fund anticipates investing in equity securities, gold-related investments, and digital asset-related investments but may reduce its holdings entirely in these asset classes and invest in different asset classes including certain equity stocks, certain sectors and industries, certain countries, certain regions, certain currencies, certain cryptocurrencies, certain commodities, the commodities market as a whole, certain U.S. Treasuries and certain bonds, as further explained below, depending on market conditions. The Fund may invest directly in equity and fixed income securities, short-term U.S. Treasury bill exposed ETFs, money market funds, cash or cash equivalents or in other ETFs, which may include other ETFs managed by the Adviser, Twin Oak ETF Company (the “Adviser” or “Twin Oak”). The Fund may also invest in derivatives, including equity and/or ETF options, swaps, futures, forwards and structured notes, to achieve the desired allocation exposure.

Traditional asset allocation strategies often maintain relatively static exposure to stocks and bonds regardless of changing economic conditions. The Fund is designed around the view that market environments evolve over time and that asset classes exhibit different risk/return characteristics across different growth, inflation, policy and liquidity regimes. Accordingly, the Fund seeks to actively manage portfolio risk exposure through a disciplined and systematic investment process rather than maintaining fixed allocations under all market conditions.

The Fund’s systematic investment process is intended to reduce the influence of discretionary decision-making and certain behavioral biases in portfolio management. Investment decisions are made pursuant to quantitative models, predetermined risk parameters, and objective market data rather than discretionary market forecasts or subjective judgments. Adjustments to the Fund’s risk exposure are based on the alignment of its quantitative indicators and prevailing market conditions. The Fund’s objective is to deliver superior risk-adjusted returns for a moderate risk investor. The Fund seeks to maximize upside capture during bull markets in the asset classes that it invests in, and it seeks to minimize downside capture during bear markets in the asset classes that it invests in. There can be no assurance that the Fund’s investment models, risk management techniques, or allocation framework will achieve their intended results under all market conditions. The Fund does not track, and is not managed relative to, a traditional benchmark index. As a result, the Fund may experience periods of significant tracking variance relative to traditional passive allocation strategies or market indexes.

The Fund is structured as an alternative to the standard portfolio split of 60% allocation to equity securities and 40% allocation to fixed income securities. The Fund currently expects to maintain exposure to 50-70% of equities, 20-40% of gold-related investments, and 0-20% of digital asset-related investments. The Fund’s equity exposure is expected to consist primarily of domestic and international exchange-traded funds (“ETFs”), equity index ETFs, flex options, equity swaps, and other equity-related instruments. Gold exposure is expected to be obtained through investment in physical gold ETFs, gold-related securities, flex options, swaps linked to gold, commodity-linked instruments, or other investment vehicles providing exposure to the gold market. The Fund utilizes gold exposure as an alternative to a fixed income allocation due to the Adviser’s view that gold may be more resilient than bonds as a portfolio diversifier over a wider range of probable outcomes given the market environment. In the future, the Fund may instead incorporate bond exposure through investment in broad fixed income securities and/or ETFs. Digital asset exposure is expected to be obtained through investment in exchange-traded products, flex options, futures-based instruments, and swaps, subject to applicable regulatory limitations and market availability. The Fund considers gold and cryptocurrencies to be neutral, non-sovereign reserve assets that are more suitable as portfolio diversifiers for periods of rising or sustained geopolitical tensions, structurally elevated inflation, large structural fiscal deficits, and/or high risks of financial repression and monetary debasement. The Fund considers bonds to be more suitable as portfolio diversifiers for periods falling or low geopolitical tensions and/or structurally depressed inflation. Under conditions where bonds may be considered, the Fund would invest in a broad range of fixed income securities and/or ETFs.

As market conditions change, portfolio exposures to asset classes may be increased, reduced, or eliminated based on the Fund’s systematic risk management process. The Fund’s allocation framework is designed to respond to both top-down economic regimes and bottom-up market signals. When the Fund’s quantitative indicators identify unfavorable economic regimes and/or market signals for one or more of its particular asset classes, the Fund will reduce exposure to such asset class and increase allocations to other asset classes determined by the Fund’s systematic risk management process to be more favorable in the market conditions.

The Fund’s systematic risk management process incorporates two primary analytical components. First, a top-down risk management overlay evaluates macroeconomic and market regime conditions and establishes target portfolio asset class exposures accordingly. The Third Party’s Signals will be used as part of the Fund’s evaluation of these top-down regime conditions. Second, a bottom-up risk management overlay adjusts position sizing relative to those target asset class exposures using quantitative indicators that incorporate trend, momentum, and volatility characteristics. The Third Party’s Signals will also be considered in assessing position sizing relative to target asset class exposure.

Portfolio positioning among asset classes changes incrementally based on the interaction of the Fund’s top-down and bottom-up signals. As a result, the Fund may maintain any level of exposure to any asset classes depending on prevailing market conditions and the output of its systematic risk management process.

The Fund is designed to provide investors with a flexible, multi-asset investment approach that seeks participation in favorable market environments while emphasizing risk management during periods of elevated market stress or unfavorable economic conditions. Unlike traditional balanced portfolios that generally remain substantially invested throughout market cycles, the Fund may significantly reduce overall portfolio risk exposure when its systematic indicators warrant a more defensive posture. Depending on market conditions, the Fund may allocate a substantial portion of assets to cash, money market instruments, short term U.S. Treasury securities, or ETFs that provide this exposure. During such periods, the Fund may invest in an affiliated ETF, the Twin Oak Short Horizon Absolute Return ETF (“Short Horizon ETF”), for any purpose. The Short Horizon ETF is actively managed by Twin Oak and seeks to provide a stable return by utilizing defined risk options to generate an absolute return while maintaining a short duration between zero and one year. Defined risk options are options for which the maximum loss for any option during each expiry period is no more than the premium invested to enter the option position.

The Fund’s discretionary portfolio management will be performed by Park Edge Advisors, LLC (“PEA”). PEA has previously implemented the portfolio for clients in separately managed accounts.

The Fund’s systematic risk management process will analyze assets in the following asset classes: certain equity stocks (S&P 500, global equities, growth, high beta, low beta, mega cap growth, momentum, quality, value, dividend compounders, mid cap and small cap, and business development companies), certain sectors and industries (communications services, consumer discretionary, consumer staples, energy financials, health care, industrials, information technology materials, real estate, utilities, semiconductors, infrastructure, commodity producers, gold miners and silver miners), certain countries (Australia, Brazil, Canada, China, India, Japan, South Korea, Netherlands, Taiwan and the United Kingdom), certain regions (eurozone, emerging markets and global equities ex-U.S.), certain currencies (Australian dollar, British pound, Canadian dollar, euro, Japanese yen, U.S. dollar), certain cryptocurrencies (bitcoin and ethereum), certain commodities (gold, silver, uranium, crude oil and base metals) and the commodities market as a whole, certain U.S. Treasuries (0-5 year TIPS, 1-3 year Treasuries, 5-10 year TIPS and 5-10 year Treasuries), and certain bonds (long bonds, U.S. aggregate bonds, convertibles, emerging markets local currency bonds, emerging markets U.S. dollar bonds, high yield credit, international aggregate bonds, international bonds, investment grade credit, leveraged loans, mortgage backed securities, and preferreds).

When the systematic risk management process determines exposure to certain assets will be beneficial to the Fund, it may utilize indirect investments to gain exposure to the particular assets. These indirect investments may include asset-themed ETFs, flex options, swaps, futures instruments or other asset-related instruments. The Fund will not invest directly in commodities or cryptocurrencies.

The Adviser has engaged Exchange Traded Concepts, LLC (“ETC” or the “Trading Sub-Adviser”) as the sub-adviser to provide trading services as well as proxy voting and other non-portfolio management services to the Fund.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

A key consideration for portfolio managers is the tax awareness of strategy implementation. For more information, see the section entitled "ADDITIONAL INFORMATION ABOUT THE FUND - Investment Objectives."